Derivative Financial Instruments - Gains and Losses before Taxes on Derivatives (Details) - Derivatives Designated as Hedging Instruments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Derivative [Line Items]
Gain (Loss) Recognized in AOCL	$ 0	$ 0	$ 0	$ 0
Gain (Loss) Reclassified from AOCL into Interest Expense, Net	1,356	792	2,162	1,579
Interest rate swap agreements
Derivative [Line Items]
Gain (Loss) Recognized in AOCL	0	0	0	0
Gain (Loss) Reclassified from AOCL into Interest Expense, Net	$ 1,356	$ 792	$ 2,162	$ 1,579